Tax Payables (Tables)	12 Months Ended
Dec. 31, 2020
Tax Payable [Abstract]
Schedule of Tax Payables

	As of December 31,
	2019	2020
	US$	US$
Value added tax liabilities	1,237,365	1,617,172
Income tax payables	1,698,132	1,811,852
Urban maintenance and construction tax	14,160	24,661
Surtax for education expenses	7,555	39,140
Individual income tax withholding	6,052	4,544
Others	79,570	76,848
Total	3,042,834	3,574,217